Segment Information (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) customer	Dec. 31, 2022 USD ($) customer	Dec. 31, 2021 USD ($) customer
Revenue information of the Group
Total revenues	$ 316,854,430	$ 343,182,184	$ 534,116,970
Revenue | Customer risk
Revenue information of the Group
Number of customers | customer	0	0	0
E-commerce
Revenue information of the Group
Total revenues	$ 266,134,068	$ 278,463,695	$ 411,097,123
E-commerce of discount coupons
Revenue information of the Group
Total revenues	28,385,689	182,940,792	411,097,123
E-commerce of commission coupons
Revenue information of the Group
Total revenues	237,748,379	95,522,903
Online advertising
Revenue information of the Group
Total revenues	$ 50,720,362	64,707,215	122,522,232
Listing
Revenue information of the Group
Total revenues		$ 11,274	$ 497,615